United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-3947

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 1-3 Years
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/07


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




FEDERATED U.S GOVERNMENT SECURITIES FUND: 1-3 YEARS
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

        PRINCIPAL                                                                                                             VALUE
        AMOUNT
                       U.S. TREASURY NOTES-67.8%
      $ 18,000,000   1 4.000%, 8/31/2007                                                                               $ 17,765,597
        30,000,000   1 4.250%, 11/30/2007                                                                                29,648,934
        24,000,000   1 4.375%, 12/31/2007                                                                                23,750,326
         9,000,000   1 4.375%, 1/31/2008                                                                                  8,901,540
        15,641,851     U.S. Treasury Inflation Protected Note, 3.625%, 1/15/2008                                         16,041,244
        35,000,000     4.625%, 3/31/2008                                                                                 34,735,410
        35,000,000   1 4.875%, 4/30/2008                                                                                 34,887,503
        24,000,000     2.625%, 5/15/2008                                                                                 22,927,121
        26,000,000   1 3.125%, 9/15/2008                                                                                 24,932,827
        46,000,000   1 4.500%, 2/15/2009                                                                                 45,355,834
        10,000,000     4.875%, 5/15/2009                                                                                  9,955,469
        13,000,000   1 4.875%, 4/30/2011                                                                                 12,898,132
                          TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $283,542,426)                                       281,799,937
                       GOVERNMENT AGENCIES-28.9%
                       FEDERAL HOME LOAN BANK SYSTEM--7.6%
        12,000,000     4.750%, 8/17/2007                                                                                 11,904,694
        20,000,000     4.875%, 8/22/2007                                                                                 19,867,968
                          TOTAL                                                                                          31,772,662
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--7.2%
        20,000,000     5.000%, 9/17/2007                                                                                 19,891,472
        10,000,000     5.000%, 7/23/2008                                                                                  9,940,971
                          TOTAL                                                                                          29,832,443
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.1%
        19,000,000     4.750%, 8/3/2007                                                                                  18,852,121
        20,000,000     5.000%, 9/14/2007                                                                                 19,892,014
        20,000,000     5.000%, 1/23/2009                                                                                 19,815,694
                          TOTAL                                                                                          58,559,829
                          TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $120,606,333)                                       120,164,934
                       REPURCHASE AGREEMENTS-52.7%
        19,871,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which         19,871,000
                       UBS Securities LLC will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006.  The market value of the underlying securities at the end of the period was $3,177,005,067.
        100,000,000     Interest in $1,700,000,000 joint repurchase agreement 5.04%, dated 5/31/2006, under which        100,000,000
                       Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/17/2021 for $1,700,238,000 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,734,000,467 (purchased with proceeds from securities lending collateral).
        99,542,000     Interest in $2,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006, under which         99,542,000
                       Societe Generale, London  will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006.  The market value of the underlying securities at the end of the period was $2,050,357,288 (purchased with proceeds from securities lending collateral).
                          TOTAL REPURCHASE AGREEMENTS (AT COST)                                                          219,413,000
                          TOTAL INVESTMENTS-149.4%                                                                       621,377,871
                          (IDENTIFIED COST $623,561,759)2
                          OTHER ASSETS AND LIABILITIES-NET-(49.4)%                                                     (205,541,712)
                          TOTAL NET ASSETS-100%                                                                        $ 415,836,159

     1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

          As of May 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

          MARKET VALUE OF SECURITIES LOANED       MARKET VALUE OF COLLATERAL
          $193,156,764                                          $199,542,000

     2 At May 31, 2006, the cost of investments for federal tax purposes was $623,561,759. The net unrealized depreciation of investments for federal tax purposes was $2,183,888. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $0 and net unrealized depreciation from investment for those securities having an excess of cost over value of $2,183,888.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.


INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that fixed-income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

INSERT PORTFOLIO

Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 1-3 Years

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006